FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES - Financial instruments at Fair Value (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	£ 2,694	£ 2,638	£ 2,218
Other investments	334	398	£ 333
Derivative liabilities	75	(52)
Derivatives in designated hedge relationships £m | At Fair Value | Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	(3)	(55)
Derivatives in designated hedge relationships £m | Level 1 | At Fair Value | Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	0	0
Derivatives in designated hedge relationships £m | Level 2 | At Fair Value | Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	(3)	(55)
Derivatives in designated hedge relationships £m | Level 3 | At Fair Value | Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	0	0
Held at fair value through profit or loss £m | At Fair Value | Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	(2)	(2)
Held at fair value through profit or loss £m | At Fair Value | Contingent consideration liabilities
Disclosure of detailed information about financial instruments [line items]
Contingent consideration liabilities	(66)	(133)
Held at fair value through profit or loss £m | Level 1 | At Fair Value | Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	0	0
Held at fair value through profit or loss £m | Level 1 | At Fair Value | Contingent consideration liabilities
Disclosure of detailed information about financial instruments [line items]
Contingent consideration liabilities	0	0
Held at fair value through profit or loss £m | Level 2 | At Fair Value | Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	(2)	(2)
Held at fair value through profit or loss £m | Level 2 | At Fair Value | Contingent consideration liabilities
Disclosure of detailed information about financial instruments [line items]
Contingent consideration liabilities	(27)	0
Held at fair value through profit or loss £m | Level 3 | At Fair Value | Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	0	0
Held at fair value through profit or loss £m | Level 3 | At Fair Value | Contingent consideration liabilities
Disclosure of detailed information about financial instruments [line items]
Contingent consideration liabilities	(39)	(133)
Money market funds | Held at fair value through profit or loss £m | At Fair Value
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	468	655
Money market funds | Held at fair value through profit or loss £m | Level 1 | At Fair Value
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	468	655
Money market funds | Held at fair value through profit or loss £m | Level 2 | At Fair Value
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	0	0
Money market funds | Held at fair value through profit or loss £m | Level 3 | At Fair Value
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	0	0
Other investments | Held at fair value through profit or loss £m | At Fair Value
Disclosure of detailed information about financial instruments [line items]
Other investments	289	306
Other investments | Held at fair value through profit or loss £m | Level 1 | At Fair Value
Disclosure of detailed information about financial instruments [line items]
Other investments	96	73
Other investments | Held at fair value through profit or loss £m | Level 2 | At Fair Value
Disclosure of detailed information about financial instruments [line items]
Other investments	0	0
Other investments | Held at fair value through profit or loss £m | Level 3 | At Fair Value
Disclosure of detailed information about financial instruments [line items]
Other investments	193	233
Other investments | Other investments | At Fair Value
Disclosure of detailed information about financial instruments [line items]
Other investments	45	92
Other investments | Other investments | Level 1 | At Fair Value
Disclosure of detailed information about financial instruments [line items]
Other investments	3	3
Other investments | Other investments | Level 2 | At Fair Value
Disclosure of detailed information about financial instruments [line items]
Other investments	0	0
Other investments | Other investments | Level 3 | At Fair Value
Disclosure of detailed information about financial instruments [line items]
Other investments	42	89
Derivative assets | Derivatives in designated hedge relationships £m | At Fair Value
Disclosure of detailed information about financial instruments [line items]
Derivative assets	77	4
Derivative assets | Derivatives in designated hedge relationships £m | Level 1 | At Fair Value
Disclosure of detailed information about financial instruments [line items]
Derivative assets	0	0
Derivative assets | Derivatives in designated hedge relationships £m | Level 2 | At Fair Value
Disclosure of detailed information about financial instruments [line items]
Derivative assets	77	4
Derivative assets | Derivatives in designated hedge relationships £m | Level 3 | At Fair Value
Disclosure of detailed information about financial instruments [line items]
Derivative assets	0	0
Derivative assets | Held at fair value through profit or loss £m | At Fair Value
Disclosure of detailed information about financial instruments [line items]
Derivative assets	3	1
Derivative assets | Held at fair value through profit or loss £m | Level 1 | At Fair Value
Disclosure of detailed information about financial instruments [line items]
Derivative assets	0	0
Derivative assets | Held at fair value through profit or loss £m | Level 2 | At Fair Value
Disclosure of detailed information about financial instruments [line items]
Derivative assets	3	1
Derivative assets | Held at fair value through profit or loss £m | Level 3 | At Fair Value
Disclosure of detailed information about financial instruments [line items]
Derivative assets	0	0
Trade receivables | Other investments | At Fair Value
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables	504	359
Trade receivables | Other investments | Level 1 | At Fair Value
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables	0	0
Trade receivables | Other investments | Level 2 | At Fair Value
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables	504	359
Trade receivables | Other investments | Level 3 | At Fair Value
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables	£ 0	£ 0